Short-Term Investment - Additional Information (Detail)	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jan. 31, 2015 Subsequent Event [Member] CNY	Dec. 31, 2014 Financial Product [Member] CNY	Dec. 31, 2014 Financial Products [Member] CNY
Schedule of Investments [Line Items]
Additional short-term investment	$ 17,728,782	110,000,000	52,500,000	25,000,000		90,000,000	20,000,000
Investment, contractual life						10 years
Short-term investment redeemed	16,520,001	102,500,000	40,000,000	25,000,000		102,500,000
Investment income on short-term investment					98,000	106,466
Short-term investment, maturity period							2015-01